Employee Retirement and Severance Benefits (Amounts Recognized in Accumulated Other Comprehensive Income (Loss) Before Effect of Income Taxes) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Japan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	¥ 156,028	¥ 192,931
Prior service credit	(20,371)	(28,633)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax, Total	135,657	164,298
Foreign Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	104,647	142,455
Prior service credit	(10,319)	(520)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax, Total	¥ 94,328	¥ 141,935